UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23149

Thrivent Core Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments

EMERGING MARKETS DEBT FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Argentina (8.1%)
	Argentina Government International Bond
$3,250,000	7.125%, 6/28/2117[a]	$3,178,500
1,500,000	6.250%, 4/22/2019	1,554,000
5,000,000	6.875%, 4/22/2021	5,332,500
3,000,000	5.625%, 1/26/2022	3,076,500
2,000,000	4.625%, 1/11/2023	1,954,000
6,500,000	7.500%, 4/22/2026	7,166,250
3,000,000	6.875%, 1/26/2027	3,162,030
2,000,000	5.875%, 1/11/2028	1,946,000
2,103,057	8.280%, 12/31/2033	2,331,239
3,505,095	8.280%, 12/31/2033	3,978,283
4,250,000	2.500%, 12/31/2038[b]	2,979,250
2,000,000	7.625%, 4/22/2046	2,114,000
3,000,000	6.875%, 1/11/2048	2,905,500

	Total	41,678,052

Bahrain (3.1%)
	Bahrain Government International Bond
2,000,000	5.875%, 1/26/2021[a]	2,062,760
2,500,000	6.125%, 7/5/2022[a]	2,598,690
2,000,000	6.125%, 8/1/2023[a]	2,081,160
3,500,000	7.000%, 1/26/2026[a]	3,666,250
1,000,000	7.000%, 10/12/2028[a]	1,018,528
2,500,000	6.750%, 9/20/2029[a]	2,466,250
2,000,000	7.500%, 9/20/2047[a]	1,942,540

	Total	15,836,178

Brazil (3.8%)
	Brazil Government International Bond
3,000,000	2.625%, 1/5/2023	2,868,000
5,000,000	6.000%, 4/7/2026	5,545,000
2,000,000	8.250%, 1/20/2034	2,595,000
2,500,000	7.125%, 1/20/2037	3,003,750
4,000,000	5.000%, 1/27/2045	3,706,000
2,000,000	5.625%, 2/21/2047	2,005,000

	Total	19,722,750

Cayman Islands (2.5%)
	Dubai DOF Sukuk, Ltd.
2,000,000	3.875%, 1/30/2023	2,044,200
	KSA Sukuk, Ltd.
4,000,000	2.894%, 4/20/2022[a]	3,941,520
2,500,000	3.628%, 4/20/2027[a]	2,480,650
	RAK Capital
2,000,000	3.094%, 3/31/2025	1,958,560
	Sharjah Sukuk, Ltd.
2,000,000	3.839%, 1/27/2021	2,044,000

	Total	12,468,930

Colombia (3.9%)
	Colombia Government International Bond
3,000,000	4.375%, 7/12/2021	3,150,000
3,000,000	2.625%, 3/15/2023	2,913,000
3,000,000	3.875%, 4/25/2027	3,027,000
3,000,000	7.375%, 9/18/2037	3,996,000
1,020,000	6.125%, 1/18/2041	1,227,570
5,000,000	5.625%, 2/26/2044	5,710,000

	Total	20,023,570

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Croatia (2.9%)
	Croatia Government International Bond
$2,500,000	6.750%, 11/5/2019[a]	$2,661,455
3,000,000	6.625%, 7/14/2020[a]	3,243,798
4,500,000	6.375%, 3/24/2021[a]	4,909,500
2,000,000	5.500%, 4/4/2023[a]	2,179,072
2,500,000	6.000%, 1/26/2024[a]	2,816,730

	Total	15,810,555

Dominican Republic (3.5%)
	Dominican Republic Government International Bond
2,000,000	7.500%, 5/6/2021[a]	2,171,000
1,500,000	6.600%, 1/28/2024[a]	1,665,000
3,500,000	5.500%, 1/27/2025[a]	3,657,500
3,000,000	6.875%, 1/29/2026[a]	3,397,500
2,000,000	5.950%, 1/25/2027[a]	2,147,500
2,500,000	7.450%, 4/30/2044[a]	2,956,250
2,000,000	6.850%, 1/27/2045[a]	2,225,000

	Total	18,219,750

Hungary (3.0%)
	Hungary Government International Bond
3,000,000	6.250%, 1/29/2020	3,200,928
2,500,000	6.375%, 3/29/2021	2,752,500
4,500,000	5.750%, 11/22/2023	5,085,360
2,500,000	5.375%, 3/25/2024	2,784,550
1,500,000	7.625%, 3/29/2041	2,284,335

	Total	16,107,673

Indonesia (9.1%)
	Indonesia Government International Bond
2,500,000	4.875%, 5/5/2021[a]	2,645,687
4,000,000	3.750%, 4/25/2022[a]	4,090,288
3,000,000	2.950%, 1/11/2023	2,966,994
3,000,000	5.875%, 1/15/2024[a]	3,384,693
4,000,000	4.750%, 1/8/2026[a]	4,288,216
3,000,000	3.500%, 1/11/2028	2,957,292
2,500,000	8.500%, 10/12/2035[a]	3,678,885
2,000,000	6.625%, 2/17/2037[a]	2,511,626
2,000,000	6.750%, 1/15/2044[a]	2,638,194
4,000,000	5.950%, 1/8/2046[a]	4,863,344
1,000,000	5.250%, 1/8/2047[a]	1,107,863
3,000,000	4.350%, 1/11/2048	2,966,691
	Perusahaan Penerbit SBSN Indonesia III
3,000,000	3.400%, 3/29/2021[a]	3,029,100
2,500,000	4.350%, 9/10/2024[a]	2,599,475
3,500,000	4.150%, 3/29/2027[a]	3,570,000

	Total	47,298,348

Kuwait (1.7%)
	Kuwait Government International Bond
3,500,000	2.750%, 3/20/2022[a]	3,451,840
5,000,000	3.500%, 3/20/2027[a]	4,978,000

	Total	8,429,840

Mexico (7.3%)
	Mexico Government International Bond
4,250,000	5.750%, 10/12/2110	4,445,500
4,000,000	4.000%, 10/2/2023	4,132,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

EMERGING MARKETS DEBT FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Mexico (7.3%) - continued
$3,000,000	4.125%, 1/21/2026	$3,090,000
4,050,000	4.150%, 3/28/2027	4,147,200
3,085,000	3.750%, 1/11/2028	3,026,385
5,000,000	6.050%, 1/11/2040	5,832,500
4,000,000	5.550%, 1/21/2045	4,486,000
3,500,000	4.600%, 1/23/2046	3,421,250
2,000,000	4.600%, 2/10/2048	1,965,000
	Petroleos Mexicanos
2,500,000	6.375%, 2/4/2021	2,713,750

	Total	37,259,585

Netherlands (1.5%)
	Petrobras Global Finance BV
2,000,000	8.375%, 5/23/2021	2,279,250
2,000,000	5.299%, 1/27/2025[a]	2,015,000
2,900,000	7.375%, 1/17/2027	3,216,535

	Total	7,510,785

Oman (2.7%)
	Oman Government International Bond
3,000,000	3.625%, 6/15/2021[a]	2,978,556
2,000,000	4.125%, 1/17/2023[a]	1,972,920
5,000,000	4.750%, 6/15/2026[a]	4,881,590
3,000,000	5.625%, 1/17/2028[a]	3,020,790
1,000,000	6.750%, 1/17/2048[a]	1,017,000

	Total	13,870,856

Panama (3.2%)
	Panama Government International Bond
2,000,000	9.375%, 1/16/2023	2,540,000
2,000,000	3.750%, 3/16/2025	2,066,000
1,500,000	8.875%, 9/30/2027	2,152,500
2,500,000	3.875%, 3/17/2028	2,593,750
1,000,000	9.375%, 4/1/2029	1,504,000
3,000,000	6.700%, 1/26/2036	3,948,000
1,500,000	4.500%, 5/15/2047	1,590,000

	Total	16,394,250

Peru (2.5%)
	Peru Government International Bond
1,800,000	5.625%, 11/18/2050	2,265,300
2,000,000	7.350%, 7/21/2025	2,554,000
3,500,000	8.750%, 11/21/2033	5,507,250
2,000,000	6.550%, 3/14/2037	2,673,000

	Total	12,999,550

Philippines (2.3%)
	Philippines Government International Bond
2,000,000	4.000%, 1/15/2021	2,076,064
3,000,000	7.750%, 1/14/2031	4,211,013
2,000,000	6.375%, 10/23/2034	2,646,408
3,000,000	3.950%, 1/20/2040	3,040,968

	Total	11,974,453

Poland (2.1%)
	Poland Government International Bond
3,500,000	6.375%, 7/15/2019	3,697,750
4,000,000	5.000%, 3/23/2022	4,319,016
3,000,000	4.000%, 1/22/2024	3,150,060

	Total	11,166,826

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Qatar (4.2%)
	Qatar Government International Bond
$2,000,000	5.250%, 1/20/2020[a]	$2,085,000
6,000,000	4.500%, 1/20/2022[a]	6,228,648
5,000,000	3.250%, 6/2/2026[a]	4,763,480
2,000,000	9.750%, 6/15/2030[a]	3,050,160
2,000,000	5.750%, 1/20/2042[a]	2,332,500
1,250,000	4.625%, 6/2/2046[a]	1,263,400
	SoQ Sukuk A QSC
2,500,000	3.241%, 1/18/2023	2,462,500

	Total	22,185,688

Russia (6.1%)
	Russia Government International Bond
7,500,000	5.000%, 4/29/2020[a]	7,819,920
2,000,000	4.500%, 4/4/2022[a]	2,096,864
7,600,000	4.750%, 5/27/2026[a,c]	8,076,900
4,000,000	4.250%, 6/23/2027[a]	4,103,136
1,425,000	7.500%, 3/31/2030[a]	1,633,762
3,400,000	5.625%, 4/4/2042[a]	3,808,000
4,200,000	5.250%, 6/23/2047[a]	4,420,500

	Total	31,959,082

Saudi Arabia (4.6%)
	Saudi Arabia Government International Bond
2,500,000	2.375%, 10/26/2021[a]	2,424,800
3,000,000	2.875%, 3/4/2023[a]	2,932,500
5,000,000	3.250%, 10/26/2026[a]	4,827,200
4,000,000	3.625%, 3/4/2028[a]	3,910,000
5,250,000	4.500%, 10/26/2046[a]	5,115,705
4,000,000	4.625%, 10/4/2047[a]	3,985,000

	Total	23,195,205

South Africa (4.0%)
	South Africa Government International Bond
3,000,000	5.500%, 3/9/2020	3,140,640
2,000,000	5.875%, 5/30/2022	2,181,800
2,000,000	4.665%, 1/17/2024	2,048,168
2,500,000	5.875%, 9/16/2025	2,726,250
2,300,000	4.875%, 4/14/2026	2,351,520
1,500,000	4.850%, 9/27/2027	1,518,603
1,500,000	4.300%, 10/12/2028	1,446,066
500,000	6.250%, 3/8/2041	559,620
4,800,000	5.650%, 9/27/2047	4,929,744

	Total	20,902,411

Sri Lanka (1.6%)
	Sri Lanka Government International Bond
1,500,000	6.250%, 10/4/2020[a]	1,575,487
1,500,000	5.750%, 1/18/2022[a]	1,552,538
1,500,000	5.875%, 7/25/2022[a]	1,564,802
2,000,000	6.850%, 11/3/2025[a]	2,187,534
1,500,000	6.200%, 5/11/2027[a]	1,577,318

	Total	8,457,679

Turkey (7.9%)
	Turkey Government International Bond
1,500,000	7.500%, 11/7/2019	1,602,264
3,000,000	7.000%, 6/5/2020	3,217,320
2,500,000	5.625%, 3/30/2021	2,619,750
4,000,000	5.125%, 3/25/2022	4,144,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

EMERGING MARKETS DEBT FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (97.0%)	Value
Turkey (7.9%) - continued
$5,000,000	5.750%, 3/22/2024	$5,271,310
1,250,000	7.375%, 2/5/2025	1,431,562
4,000,000	6.000%, 3/25/2027	4,204,000
2,500,000	8.000%, 2/14/2034	3,038,750
4,000,000	6.875%, 3/17/2036	4,400,352
4,000,000	6.750%, 5/30/2040	4,344,760
3,500,000	6.625%, 2/17/2045	3,705,940
4,000,000	5.750%, 5/11/2047	3,798,000

	Total	41,778,008

United Arab Emirates (3.2%)
	Abu Dhabi Government International Bond
3,000,000	2.500%, 10/11/2022[a]	2,916,000
3,000,000	3.125%, 5/3/2026[a]	2,916,900
5,500,000	3.125%, 10/11/2027[a]	5,277,690
4,000,000	4.125%, 10/11/2047[a]	3,904,400
	Dubai Government International Bond
1,000,000	7.750%, 10/5/2020	1,120,800

	Total	16,135,790

Uruguay (2.2%)
	Uruguay Government International Bond
6,000,000	5.100%, 6/18/2050	6,516,000
2,000,000	4.500%, 8/14/2024	2,147,000
2,500,000	4.375%, 10/27/2027	2,656,250

	Total	11,319,250

	Total Long-Term Fixed Income (cost $511,520,613)	502,705,064

Shares or Principal Amount	Short-Term Investments (2.3%)
	Thrivent Core Short-Term Reserve Fund
1,162,402	1.640%	11,624,025

	Total Short-Term Investments (cost $11,624,025)	11,624,025

	Total Investments (cost $523,144,638) 99.3%	$514,329,089

	Other Assets and Liabilities, Net 0.7%	3,706,456

	Total Net Assets 100.0%	$518,035,545

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $220,540,364 or 42.6% of total net assets.
b	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2018.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

EMERGING MARKETS DEBT FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Emerging Markets Debt Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Energy	10,224,535	–	10,224,535	–
Foreign Government	492,480,529	–	492,480,529	–
Subtotal Investments in Securities	$502,705,064	$–	$502,705,064	$–

Other Investments*	Total
Short-Term Investments	11,624,025
Subtotal Other Investments	$11,624,025
Total Investments at Value	$514,329,089

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Emerging Markets Debt Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Core Short-Term Reserve	$3,193	$99,666	$91,235	$–	$–	1,162	$11,624	$26
Total Value and Income Earned	$3,193			$–	$–		$11,624	$26

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

INTERNATIONAL EQUITY FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (98.3%)	Value
Australia (4.9%)
$32,099	ASX, Ltd.	$1,412,420
291,294	Australia & New Zealand Banking Group, Ltd.	6,690,798
352,974	BHP Billiton, Ltd.	8,632,052
31,136	Breville Group, Ltd.	307,823
554,840	DEXUS Property Group	4,259,140
936,667	FlexiGroup, Ltd.	1,366,130
429,233	GWA Group, Ltd.	973,501
38,403	Macquarie Group, Ltd.	3,186,576
1,165,467	Medibank Private, Ltd.	3,138,373
271,753	Monadelphous Group, Ltd.	3,842,290
24,698	Rio Tinto, Ltd.	1,520,616
1,210,071	Stockland	4,127,349

	Total	39,457,068

Austria (1.2%)
136,855	OMV AG	8,811,650
22,436	Verbund AG	622,256
5,525	Vienna Insurance Group AG Wiener Versicherung Gruppe	196,043

	Total	9,629,949

Belgium (1.2%)
5,950	Elia System Operator SA	365,652
63,014	Solvay SA	9,124,147

	Total	9,489,799

Canada (2.4%)
36,867	Artis Real Estate Investment Trust	421,123
184,329	CI Financial Corporation	4,437,383
92,823	Genworth MI Canada, Inc.	3,187,678
31,555	Intact Financial Corporation	2,645,746
5,921	Linamar Corporation	349,628
106,292	National Bank of Canada	5,516,814
104,852	Power Corporation of Canada	2,675,857
82,236	Transcontinental, Inc.	1,662,772

	Total	20,897,001

Denmark (4.5%)
46,774	Danske Bank AS	1,899,347
481,451	Novo Nordisk AS	26,719,752
16,559	Rockwool International AS	4,625,581
39,263	Sydbank AS	1,605,756
222,944	TDC AS	1,488,059

	Total	36,338,495

Finland (1.6%)
387,480	UPM-Kymmene Oyj	13,065,333

	Total	13,065,333

France (6.9%)
100,393	Capgemini SA	13,326,290
10,712	Cie Generale des Etablissements Michelin	1,713,655
247,690	CNP Assurances	6,348,300
189,130	Eutelsat Communications	4,162,751
19,019	Ipsos SA	726,503
4,958	LNA Sante	339,176
9,244	Nexity SA	557,014
427,337	Peugeot SA	9,598,607
135,845	Total SA	7,876,331
93,962	Vinci SA	10,155,361

	Total	54,803,988

Shares	Common Stock (98.3%)	Value
Germany (10.1%)
$96,470	Alstria Office REIT AG	$1,523,394
247,682	BASF SE	29,047,758
42,533	Deutsche Lufthansa AG	1,519,407
194,556	Evonik Industries AG	7,687,985
88,534	Freenet AG	3,394,959
62,482	Hannover Rueckversicherung SE	8,545,349
19,271	Henkel AG & Company KGaA	2,412,257
60,635	Hugo Boss AG	5,568,956
95,070	Merck KGaA	10,406,328
68,716	Siemens AG	10,431,439
12,196	SMA Solar Technology AG	663,221

	Total	81,201,053

Hong Kong (1.4%)
485,000	Hang Lung Properties, Ltd.	1,278,358
802,000	Hysan Development Company, Ltd.	4,480,246
251,000	Road King Infrastructure, Ltd.	515,260
204,000	Sun Hung Kai Properties, Ltd.	3,526,925
76,000	Swire Pacific, Ltd.	758,560

	Total	10,559,349

Israel (0.1%)
60,894	Plus500, Ltd.	973,543

	Total	973,543

Japan (24.9%)
38,800	Adeka Corporation	688,937
25,000	AOKI Holdings, Inc.	379,129
11,700	Aozora Bank, Ltd.	475,223
62,200	Arcs Company, Ltd.	1,444,876
30,800	Asahi Glass Company, Ltd.	1,356,292
702,000	Astellas Pharmaceutical, Inc.	9,232,148
38,800	Autobacs Seven Company, Ltd.	776,766
12,300	Bandai Namco Holdings, Inc.	402,523
154,200	Bridgestone Corporation	7,525,894
74,300	Canon, Inc.	2,964,570
10,300	Central Glass Company, Ltd.	230,540
31,700	Chiyoda Company, Ltd.	786,637
243,000	Chubu Electric Power Company, Inc.	3,062,280
31,100	Dai Nippon Printing Company, Ltd.	695,440
311,800	Daicel Corporation	3,791,510
2,800	Daito Trust Construction Company, Ltd.	490,739
50,400	DCM Holdings Company, Ltd.	499,457
3,700	Earth Chemical Company, Ltd.	193,236
10,000	Electric Power Development Company, Ltd.	285,058
68,800	Heiwa Corporation	1,378,926
33,600	Hitachi Transport System, Ltd.	873,450
496,700	Honda Motor Company, Ltd.	17,516,508
54,300	Inaba Denki Sangyo Company, Ltd.	2,562,252
683,000	ITOCHU Corporation	13,439,184
12,400	Japan Tobacco, Inc.	410,934
60,000	JSR Corporation	1,426,206
141,000	Kaneka Corporation	1,312,506
42,900	Kewpie Corporation	1,227,381
283,700	Konica Minolta Holdings, Inc.	2,839,892
278,100	Kuraray Company, Ltd.	5,223,636
158,600	Kyoei Steel, Ltd.	2,892,437
57,300	Lawson, Inc.	3,885,824
118,700	Marubeni Corporation	892,737
11,400	Ministop Company, Ltd.	238,790
83,000	Mitsuboshi Belting, Ltd.	1,110,576
2,175,700	Mizuho Financial Group, Inc.	4,124,588
71,700	NEC Networks & System Integration Corporation	1,921,283
8,300	Nippon Shokubai Company, Ltd.	591,056

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

5

INTERNATIONAL EQUITY FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (98.3%)	Value
Japan (24.9%) - continued
$172,300	Nippon Telegraph & Telephone Corporation	$8,250,530
1,495,300	Nissan Motor Company, Ltd.	16,018,422
137,900	Nitto Kogyo Corporation	2,368,956
819,400	NTT DOCOMO, Inc.	20,359,975
414,800	Osaka Gas Company, Ltd.	8,251,508
22,000	Plenus Company, Ltd.	431,286
13,800	Ryoyo Electro Corporation	244,911
69,900	Sangetsu Company, Ltd.	1,392,395
159,700	Sankyo Company, Ltd.	5,188,741
157,200	Senshu Ikeda Holdings, Inc.	605,435
24,800	Seven & I Holdings Company, Ltd.	1,023,243
53,300	SHIMAMURA Company, Ltd.	6,266,219
151,600	Sumitomo Rubber Industries, Ltd.	2,952,850
20,200	Taikisha, Ltd.	705,757
11,600	Takara Standard Company, Ltd.	192,008
95,200	Toagosei Company, Ltd.	1,232,087
301,100	Tokyo Gas Company, Ltd.	7,184,449
55,100	Toppan Forms Company, Ltd.	622,148
479,000	Toppan Printing Company, Ltd.	4,515,312
140,300	Toyoda Gosei Company, Ltd.	3,733,822
65,000	Tsubakimoto Chain Company	548,892
193,600	TV Asahi Holdings Corporation	4,003,430
24,000	Yamato Kogyo Company, Ltd.	687,644
63,300	Yokohama Rubber Company, Ltd.	1,616,000
25,600	Yuasa Trading Company, Ltd.	916,408

	Total	198,461,849

Luxembourg (0.4%)
53,718	APERAM	3,194,681

	Total	3,194,681

Netherlands (5.8%)
143,281	ABN AMRO Group NVa	4,849,815
30,854	Euronext NVa	2,090,206
46,290	ForFarmers BV	581,614
500,731	RELX NV	11,088,012
436,928	Unilever NV	25,220,569
45,616	Wolters Kluwer NV	2,414,483

	Total	46,244,699

Norway (2.7%)
15,120	DnB ASA	307,318
82,273	Grieg Seafood ASA	727,020
899,632	Norsk Hydro ASA	6,550,532
548,532	Telenor ASA	12,824,495
55,020	TGS Nopec Geophysical Company ASA	1,382,237

	Total	21,791,602

Singapore (0.1%)
582,200	Wing Tai Holdings, Ltd.	1,074,039

	Total	1,074,039

Spain (0.5%)
208,034	Repsol SA	3,915,417

	Total	3,915,417

Sweden (2.9%)
44,045	Atlas Copco AB, Class A	2,065,612
166,120	Atlas Copco AB, Class B	6,933,313
140,335	Granges AB	1,476,746
44,509	JM AB	1,003,963
23,387	Loomis AB	935,071
41,199	Nobina ABa	292,266
166,164	Nordea Bank AB	2,051,311
366,053	SKF AB	9,047,693

	Total	23,805,975

Shares	Common Stock (98.3%)	Value
Switzerland (7.0%)
$118,847	Adecco SA	$9,778,853
2,736	BKW FMB Energie	174,969
36,639	Ferguson plc	2,829,417
127	Lindt & Spruengli AG	795,498
225,900	Novartis AG	20,389,076
44,865	Pargesa Holding SA	4,089,996
9,255	Roche Holding AG	2,286,673
37,642	Schindler Holding AG, Participation Certificate	9,431,700
506	SGS SA	1,360,210
16,244	Sulzer, Ltd.	2,308,538
27,915	TE Connectivity, Ltd.	2,862,125
782	Zurich Insurance Group AG	257,237

	Total	56,564,292

United Kingdom (19.7%)
461,866	Aviva plc	3,369,509
93,610	Barratt Developments plc	777,601
124,473	Berkeley Group Holdings plc	7,008,568
513,292	BHP Billiton plc	11,431,133
2,803,636	BP plc	20,002,233
339,791	British Land Company plc	3,225,675
919,654	Direct Line Insurance Group plc	4,821,574
17,787	Hargreaves Lansdown plc	469,360
2,390,430	HSBC Holdings plc	25,502,674
252,873	Inchcape plc	2,603,673
72,716	Jupiter Fund Management plc	610,887
1,766,688	KCOM Group plc	2,207,419
225,976	Marks and Spencer Group plc	966,338
300,563	Meggitt plc	1,980,009
215,472	Mondi plc	5,743,002
166,796	National Express Group plc	868,536
33,735	Next plc	2,435,866
50,844	Northgate plc	293,095
653,266	Old Mutual plc	2,168,587
393,958	PageGroup plc	3,044,806
307,418	RELX plc	6,803,119
130,772	Royal Dutch Shell plc	4,592,349
46,780	Royal Dutch Shell plc, Class A	1,640,045
297,276	Royal Dutch Shell plc, Class B	10,545,115
1,080,810	Royal Mail plc	7,201,061
65,698	Schroders plc	3,469,282
118,566	Smiths Group plc	2,692,639
22,038	Spirax-Sarco Engineering plc	1,774,997
378,351	Unilever plc	21,413,261

	Total	159,662,413

United States (<0.1%)
16,135	Kulicke and Soffa Industries, Inc.[b]	371,266

	Total	371,266

	Total Common Stock (cost $749,158,217)	791,501,811

Shares	Preferred Stock (1.5%)
Germany (1.5%)
87,890	Henkel AG & Company KGaA, 1.620%	12,291,036

	Total	12,291,036

	Total Preferred Stock (cost $11,848,244)	12,291,036

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

INTERNATIONAL EQUITY FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (0.2%)	Value
	Thrivent Core Short-Term Reserve Fund
$162,132	1.640%	$1,621,319

	Total Short-Term Investments (cost $1,621,319)	1,621,319

	Total Investments (cost $762,627,780) 100.0%	$805,414,166

	Other Assets and Liabilities, Net 0.0%	(138,212)

	Total Net Assets 100.0%	$805,275,954

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $7,232,287 or 0.9% of total net assets.
b	Non-income producing security.

Definitions:

REIT -	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

INTERNATIONAL EQUITY FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing International Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	111,256,442	–	111,256,442	–
Consumer Staples	59,574,503	–	59,574,503	–
Energy	58,765,377	–	58,765,377	–
Financials	113,089,115	–	113,089,115	–
Health Care	69,373,153	–	69,373,153	–
Industrials	144,777,242	–	144,777,242	–
Information Technology	25,368,527	3,233,391	22,135,136	–
Materials	115,320,004	–	115,320,004	–
Real Estate	25,680,808	–	25,680,808	–
Telecommunications Services	48,525,437	–	48,525,437	–
Utilities	19,771,203	–	19,771,203	–
Preferred Stock
Consumer Staples	12,291,036	–	12,291,036	–
Subtotal Investments in Securities	$803,792,847	$3,233,391	$800,559,456	$–

Other Investments *	Total
Short-Term Investments	1,621,319
Subtotal Other Investments	$1,621,319
Total Investments at Value	$805,414,166

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in International Equity Fund, is as follows:

Fund	Value 11/14/2017 (inception)	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/14/2017 - 1/31/2018
Core Short-Term Reserve	$–	$126,002	$124,381	$–	$–	162	$1,621	$18
Total Value and Income Earned	$–			$–	$–		$1,621	$18

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Asset-Backed Securities (8.6%)[a]	Value
	Ally Auto Receivables Trust
$10,341,552	1.350%, 9/17/2018, Ser. 2017-4	$10,341,534
10,540,703	1.400%, 12/17/2018, Ser. 2017-5	10,540,777
15,000,000	1.750%, 2/15/2019, Ser. 2017-1A	15,000,000
	ARI Fleet Lease Trust
6,411,704	1.250%, 6/15/2018, Ser. 2017-Ab	6,408,088
	Ascentium Equipment Receivables Trust
1,236,084	1.350%, 5/10/2018, Ser. 2017-1Ab	1,236,085
15,437,597	1.450%, 11/13/2018, Ser. 2017-2Ab	15,435,455
	Bank of the West Auto Trust
9,337,172	1.350%, 10/15/2018, Ser. 2017-1[b]	9,337,213
	BMW Vehicle Lease Trust
8,961,971	1.350%, 10/22/2018, Ser. 2017-2	8,961,923
	Canadian Pacer Auto Receivables Trust
4,006,277	1.400%, 10/19/2018, Ser. 2017-1Ab	4,006,290
	CarMax Auto Owner Trust
2,545,307	1.350%, 8/15/2018, Ser. 2017-3	2,545,136
13,084,679	1.350%, 11/15/2018, Ser. 2017-4	13,084,631
	CCG Receivables Trust
1,595,136	1.350%, 6/14/2018, Ser. 2017-1[b]	1,595,142
	Dealers Capital Access Trust, LLC
5,375,000	1.610%, 2/22/2018	5,369,659
10,000,000	1.850%, 4/4/2018	9,969,515
4,500,000	1.750%, 4/16/2018	4,483,613
	DLL Securitization Trust
15,713,414	1.500%, 11/15/2018, Ser. 2017-Ab	15,701,401
	Enterprise Fleet Financing, LLC
13,105,554	1.500%, 10/22/2018, Ser. 2017-3[b]	13,105,756
	Ford Credit Auto Owner Trust
13,098,118	1.470%, 11/15/2018, Ser. 2017-C	13,098,160
	GM Financial Automobile Leasing Trust
3,287,485	1.350%, 9/20/2018, Ser. 2017-3	3,287,498
	GM Financial Consumer Automobile Receivables Trust
1,027,073	1.350%, 7/16/2018, Ser. 2017-2Ab	1,027,073
11,861,214	1.390%, 10/16/2018, Ser. 2017-3Ab	11,861,272
20,000,000	1.700%, 1/16/2019, Ser. 2018-1	20,000,246
	Honda Auto Receivables Owner Trust
9,374,251	1.280%, 10/18/2018, Ser. 2017-3	9,369,790
22,488,853	1.430%, 12/21/2018, Ser. 2017-4	22,489,015

Principal Amount	Asset-Backed Securities (8.6%)[a]	Value
	Hyundai Auto Lease Securitization Trust
$20,272,021	1.420%, 11/15/2018, Ser. 2017-Cb	$20,272,169
	Hyundai Auto Receivables Trust
1,133,408	1.300%, 8/15/2018, Ser. 2017-B	1,133,410
	John Deere Owner Trust
3,529,311	1.350%, 7/16/2018, Ser. 2017-B	3,529,321
	Kubota Credit Owner Trust
6,644,432	1.300%, 8/15/2018, Ser. 2017-1Ab	6,644,456
	Mercedes-Benz Auto Lease Trust
35,500,000	1.750%, 2/15/2019, Ser. 2018-A	35,500,611
	MMAF Equipment Finance LLC
10,500,014	1.500%, 12/14/2018, Ser. 2017-Bb	10,491,809
	Nissan Auto Receivables Owner Trust
10,881,337	1.270%, 8/15/2018, Ser. 2017-B	10,877,986
	Santander Retail Auto Lease Trust
21,750,868	1.500%, 11/20/2018, Ser. 2017-Ab	21,740,267
	Securitized Term Auto Receivables Trust
10,710,255	0.000%, 10/25/2018, Ser. 2017-2Ab	10,710,307
	USAA Auto Owner Trust
11,255,710	1.280%, 9/17/2018, Ser. 2017-1	11,255,753
	Wheels SPV 2, LLC
5,738,691	1.400%, 7/20/2018, Ser. 2017-1Ab	5,738,727
	World Omni Auto Receivables Trust
3,855,286	1.280%, 8/15/2018, Ser. 2017-B	3,855,276
27,500,000	1.750%, 2/15/2019, Ser. 2018-Ac	27,500,000

	Total	397,505,364

Principal Amount	Basic Materials (1.7%)[a]	Value
	Agrium, Inc.
15,000,000	1.780%, 2/8/2018[d]	14,994,313
12,000,000	1.740%, 2/21/2018[d]	11,987,582
	Dow Chemical Company
10,000,000	1.870%, 3/29/2018	9,969,869
	EI du Pont de Nemours & Company
25,000,000	1.930%, 3/1/2018[b]	24,963,247
	International Paper Company
15,000,000	1.700%, 2/13/2018[b]	14,990,586

	Total	76,905,597

Principal Amount	Capital Goods (4.8%)[a]	Value
	Emerson Electric Company
14,000,000	1.500%, 2/15/2018[b]	13,991,542
18,000,000	1.500%, 2/16/2018[b]	17,988,360
	General Electric Company
25,000,000	1.540%, 2/16/2018	24,983,833
10,000,000	1.680%, 3/30/2018	9,973,868

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Capital Goods (4.8%)[a]	Value
$5,000,000	5.625%, 5/1/2018	$5,046,245
17,000,000	1.720%, 5/10/2018	16,916,551
	John Deere Canada, ULC
8,200,000	1.570%, 3/5/2018[b,d]	8,188,537
8,000,000	1.600%, 3/12/2018[b,d]	7,986,338
25,000,000	1.590%, 3/19/2018[b,d]	24,949,475
	Rockwell Collins, Inc.
10,000,000	1.700%, 2/7/2018[b]	9,996,694
14,000,000	1.730%, 2/15/2018[b]	13,989,792
25,000,000	1.760%, 2/27/2018[b]	24,966,156
15,000,000	1.770%, 3/1/2018[b]	14,978,069
	United Technologies Corporation
25,000,000	1.780%, 3/2/2018[b]	24,962,083
	Waste Management, Inc.
6,000,000	1.680%, 2/13/2018[b,d]	5,996,226

	Total	224,913,769

Principal Amount	Communications Services (1.0%)[a]	Value
	CBS Corporation
10,000,000	1.900%, 2/1/2018[b]	9,999,538
	Rogers Communications, Inc.
15,000,000	1.780%, 2/15/2018[b,d]	14,989,062
10,000,000	1.770%, 2/22/2018[b,d]	9,989,128
10,000,000	1.930%, 2/27/2018[b,d]	9,986,463

	Total	44,964,191

Principal Amount	Consumer Cyclical (6.3%)[a]	Value
	American Honda Finance Corporation
10,000,000	1.420%, 2/7/2018[d]	9,997,258
15,480,000	1.450%, 2/22/2018[d]	15,465,971
3,800,000	1.623% (LIBOR 3M + 0.100%), 3/8/2018[d,e]	3,799,696
20,000,000	1.660%, 4/23/2018[d]	19,926,154
25,000,000	1.650%, 4/26/2018[d]	24,903,903
25,424,000	1.716% (LIBOR 3M + 0.280%), 11/19/2018[d,e]	25,472,839
	CVS Health Corporation
25,000,000	1.700%, 2/12/2018[b]	24,985,575
	Lowe’s Company, Inc.
15,000,000	1.800%, 2/1/2018	14,999,318
20,360,000	1.720%, 2/5/2018	20,355,272
15,000,000	1.700%, 2/6/2018	14,995,797
25,000,000	1.850%, 2/8/2018	24,990,561
	Toyota Credit Canada, Inc.
10,000,000	1.810%, 6/8/2018[d]	9,937,031
	Toyota Finance Australia, Ltd.
25,000,000	1.768% (LIBOR 1M + 0.210%), 10/9/2018[d,e]	24,999,800
	Toyota Financial Services de Puerto Rico, Inc.
3,690,000	1.900%, 6/29/2018	3,662,525
	Toyota Motor Credit Corporation
15,000,000	1.630%, 3/14/2018	14,973,295
20,000,000	1.200%, 4/6/2018	19,982,867
	Toyota Motor Financial Netherlands BV
15,000,000	1.710% (LIBOR 1M + 0.150%), 9/10/2018[d,e]	14,995,335
	Wal-Mart Stores, Inc.
5,000,000	1.500%, 2/28/2018[b]	4,994,101

	Total	293,437,298

Principal Amount	Consumer Non-Cyclical (6.5%)[a]	Value
	AbbVie, Inc.
$10,000,000	1.650%, 2/20/2018[b]	$9,990,278
	Anheuser-Busch InBev Worldwide, Inc.
3,200,000	1.850%, 4/9/2018[b,d]	3,189,126
	Coca-Cola Company
10,000,000	1.580%, 3/23/2018[b]	9,977,971
17,200,000	1.580%, 4/16/2018[b]	17,142,487
	GlaxoSmithKline Capital, Inc.
6,200,000	5.650%, 5/15/2018	6,267,325
	Golden Funding Corporation
7,373,000	1.580%, 2/13/2018[b,d]	7,368,993
33,257,000	1.556%, 2/26/2018[b,d]	33,219,506
	McKesson Corporation
25,000,000	1.810%, 2/20/2018[b]	24,975,417
25,000,000	1.850%, 2/26/2018[b]	24,967,500
	Medtronic Global Holdings SCA
14,120,000	1.600%, 2/6/2018[b,d]	14,116,009
	Merck & Company, Inc.
18,506,000	1.796% (LIBOR 3M + 0.360%), 5/18/2018[e]	18,523,448
	PepsiCo, Inc.
15,000,000	1.722% (LIBOR 3M + FLAT), 10/15/2018[e]	14,998,165
9,875,000	2.036% (LIBOR 3M + 0.590%), 2/22/2019[e]	9,932,790
	Pfizer, Inc.
45,700,000	1.889% (LIBOR 3M + 0.300%), 6/15/2018[e]	45,740,495
	Philip Morris International, Inc.
1,390,000	1.520%, 2/5/2018[b]	1,389,730
10,000,000	1.620%, 3/19/2018[b]	9,979,372
	Tyson Foods, Inc.
20,000,000	1.730%, 2/16/2018[b]	19,984,311
15,000,000	1.730%, 2/21/2018[b]	14,984,355
5,072,000	1.710%, 2/22/2018[b]	5,066,442
10,000,000	1.700%, 3/1/2018[b]	9,985,299

	Total	301,799,019

Principal Amount	Energy (6.7%)[a]	Value
	BP Capital Markets plc
10,000,000	1.620%, 2/23/2018[b,d]	9,989,605
10,000,000	1.700%, 3/23/2018[b,d]	9,975,917
	Chevron Corporation
6,250,000	1.657% (LIBOR 3M + 0.170%), 3/2/2018[e]	6,250,042
9,223,000	1.919% (LIBOR 3M + 0.500%), 5/16/2018[e]	9,235,147
4,150,000	1.718%, 6/24/2018	4,148,164
4,980,000	1.929% (LIBOR 3M + 0.510%), 11/16/2018[e]	4,997,840
	Enterprise Products Operating, LLC
15,000,000	1.780%, 2/9/2018[b,d]	14,993,576
15,000,000	1.760%, 2/13/2018[b,d]	14,990,586
25,000,000	1.770%, 2/20/2018[b,d]	24,975,417

The accompanying Notes to Financial Statements are an integral part of this schedule.
10

SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Energy (6.7%)[a]	Value
	Exxon Mobil Corporation
$10,000,000	1.439%, 3/1/2018	$9,999,200
9,609,000	1.531% (LIBOR 3M + 0.050%), 3/1/2018[e]	9,608,495
4,325,000	1.305%, 3/6/2018	4,323,962
	Schlumberger Holdings Corporation
10,000,000	1.580%, 2/15/2018[b]	9,992,792
10,000,000	1.800%, 2/21/2018[b]	9,989,768
1,725,000	1.850%, 2/27/2018[b]	1,720,130
	Southern Company Gas Capital Corporation
25,000,000	1.770%, 2/21/2018[b,d]	24,974,129
16,750,000	1.780%, 2/26/2018[b,d]	16,728,225
	Total Capital Canada, Ltd.
15,710,000	1.320%, 2/5/2018[b,d]	15,706,891
15,000,000	1.670%, 3/16/2018[b,d]	14,970,795
10,000,000	1.660%, 4/10/2018[b,d]	9,968,547
15,000,000	1.720%, 4/16/2018[b,d]	14,948,281
	Total Capital International SA
26,000,000	1.980% (LIBOR 3M + 0.570%), 8/10/2018[e]	26,075,140
	TransCanada PipeLines, Ltd.
11,750,000	1.530%, 2/1/2018[b]	11,749,457
10,000,000	1.550%, 2/5/2018[b]	9,997,655
7,800,000	1.770%, 2/7/2018[b]	7,797,422
10,000,000	1.900%, 3/13/2018[b]	9,978,817
5,000,000	1.960%, 4/9/2018[b]	4,981,763

	Total	313,067,763

Principal Amount	Financials (40.2%)[a]	Value
	AllianceBernstein, LP
15,000,000	1.460%, 3/5/2018[b]	14,978,729
3,500,000	1.950%, 3/21/2018[b]	3,492,454
	ANZ New Zealand International, Ltd. of London
13,000,000	1.734% (LIBOR 1M + 0.180%), 7/10/2018[b,d,e]	13,001,027
20,000,000	1.561% (LIBOR 1M + 0.200%), 8/23/2018[b,d,e]	20,002,660
	Atlantic Asset Securitization, LLC.
10,000,000	1.470%, 2/8/2018[b,d]	9,996,722
	Australia & New Zealand Banking Group, Ltd.
25,000,000	1.660%, 2/26/2018[b]	24,973,892
15,000,000	1.671% (LIBOR 1M + 0.110%), 3/22/2018[b,e]	15,003,285
3,231,000	1.800%, 5/29/2018[b]	3,214,002
10,000,000	1.708% (LIBOR 1M + 0.150%), 7/19/2018[b,e]	10,000,700
	Bank of America NA
11,675,000	1.750%, 6/5/2018	11,669,348
	Bank of Montreal Chicago
15,000,000	1.797% (LIBOR 1M + 0.240%), 11/5/2018[e]	15,002,310
	Bank of New York Mellon Corporation
12,065,000	1.350%, 3/6/2018	12,060,496
10,000,000	1.949% (LIBOR 3M + 0.440%), 3/6/2018[e]	10,002,830
5,575,000	1.600%, 5/22/2018	5,570,579
17,390,000	1.826% (LIBOR 3M + 0.380%), 5/22/2018[e]	17,407,886
20,143,000	1.937% (LIBOR 3M + 0.560%), 8/1/2018[e]	20,192,514

Principal Amount	Financials (40.2%)[a]	Value
	Bank of Nova Scotia
$15,000,000	1.650%, 2/26/2018[b]	$14,983,837
5,000,000	1.420%, 3/14/2018[b]	4,991,110
10,000,000	1.750%, 4/4/2018	10,003,061
	Bank of Nova Scotia Houston
15,000,000	1.796% (LIBOR 1M + 0.240%), 10/17/2018[e]	14,999,790
	Bear Stearns Companies, LLC
4,300,000	7.250%, 2/1/2018	4,300,000
	Berkshire Hathaway Finance Corporation
25,763,000	2.065% (LIBOR 3M + 0.550%), 3/7/2018[e]	25,774,167
	Chariot Funding, LLC
25,000,000	1.460%, 3/13/2018[b]	24,954,074
25,000,000	1.820%, 5/21/2018[b]	24,861,125
20,000,000	1.840%, 6/6/2018[b]	19,870,360
25,000,000	1.870%, 6/20/2018[b]	24,816,444
10,000,000	1.860%, 7/2/2018[b]	9,919,018
15,000,000	1.870%, 7/5/2018[b]	14,875,806
	Charta, LLC
10,000,000	1.760%, 3/20/2018[b,d]	9,978,293
25,000,000	1.750%, 4/27/2018[b,d]	24,892,440
	Ciesco, LLC
14,190,000	1.870%, 6/18/2018[b,d]	14,088,227
	Citibank NA
10,000,000	1.500%, 2/20/2018	9,999,959
10,000,000	1.890%, 7/18/2018	9,998,367
17,060,000	1.633% (LIBOR 3M + 0.230%), 11/9/2018[e]	17,069,921
	Commonwealth Bank of Australia
10,000,000	1.908% (LIBOR 1M + 0.340%), 3/1/2018[b,e]	10,003,550
15,000,000	1.754% (LIBOR 1M + 0.200%), 5/10/2018[b,e]	15,005,625
15,000,000	1.744% (LIBOR 1M + 0.190%), 9/10/2018[b,e]	14,999,025
	Cooperatieve Rabobank UA
3,200,000	1.700%, 3/19/2018	3,200,064
15,000,000	1.741% (LIBOR 1M + 0.180%), 7/20/2018[e]	15,001,230
	CRC Funding, LLC
8,460,000	1.395%, 2/2/2018[b,d]	8,459,323
10,000,000	1.730%, 3/21/2018[b,d]	9,977,923
6,176,000	1.700%, 4/11/2018[b,d]	6,155,429
	Fairway Finance Company, LLC
4,296,000	1.390%, 2/2/2018[b,d]	4,295,647
10,000,000	1.730%, 4/4/2018[b,d]	9,970,058
	HSBC Bank plc
21,700,000	1.500%, 5/15/2018[b]	21,673,920
	HSBC Bank USA NA
7,500,000	2.260% (LIBOR 3M + 0.500%), 10/29/2018[e]	7,517,288
	HSBC USA, Inc.
4,280,000	1.700%, 3/5/2018	4,279,692
7,150,000	2.162% (LIBOR 3M + 0.770%), 8/7/2018[e]	7,172,799
	ING Bank NV
4,000,000	2.202% (LIBOR 3M + 0.780%), 8/17/2018[b,e]	4,014,243
	ING Funding, LLC
1,000,000	1.380%, 2/1/2018[d]	999,959
2,750,000	1.820%, 5/25/2018[d]	2,734,029

The accompanying Notes to Financial Statements are an integral part of this schedule.
11

SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Financials (40.2%)[a]	Value
$2,000,000	1.820%, 5/29/2018[d]	$1,987,905
15,000,000	1.830%, 6/13/2018[d]	14,896,038
	J.P. Morgan Chase Bank NA
10,690,000	2.092% (LIBOR 3M + 0.450%), 9/21/2018[e]	10,711,016
	Jupiter Securitization Company, LLC
10,000,000	1.870%, 7/2/2018[b,d]	9,919,862
	Liberty Street Funding, LLC
12,000,000	1.420%, 2/5/2018[b,d]	11,997,525
5,000,000	1.420%, 2/8/2018[b,d]	4,998,341
9,500,000	1.550%, 2/28/2018[b,d]	9,488,392
10,000,000	1.700%, 3/12/2018[b,d]	9,982,111
10,000,000	1.720%, 4/11/2018[b,d]	9,966,808
	Lloyds Bank plc
9,000,000	1.750%, 3/16/2018	9,000,540
	Macquarie Bank, Ltd.
2,150,000	1.530%, 2/5/2018[b]	2,149,551
10,000,000	1.480%, 2/7/2018[b]	9,997,062
8,325,000	1.550%, 2/12/2018[b]	8,320,765
5,660,000	1.820%, 2/16/2018[b]	5,656,131
7,050,000	1.764%, 3/19/2018[b]	7,034,988
9,250,000	1.750%, 3/20/2018[b]	9,229,847
	Marsh & McLennan Companies, Inc.
15,000,000	1.750%, 2/2/2018[b]	14,998,609
	Massachusetts Educational Financing Auth.
14,500,000	1.470%, 2/13/2018[d]	14,500,290
5,000,000	1.610%, 3/7/2018[d]	5,000,400
20,000,000	1.620%, 3/20/2018[d]	20,000,200
	MetLife Short Term Funding, LLC
5,000,000	1.340%, 2/1/2018[b,d]	4,999,800
13,000,000	1.350%, 2/5/2018[b,d]	12,997,386
3,750,000	1.420%, 2/9/2018[b,d]	3,748,638
6,135,000	1.394%, 2/12/2018[b,d]	6,132,022
5,000,000	1.500%, 2/26/2018[b,d]	4,994,558
13,000,000	1.540%, 3/5/2018[b,d]	12,981,613
10,000,000	1.630%, 3/15/2018[b,d]	9,981,056
17,500,000	1.700%, 6/7/2018[b,d]	17,389,924
	National Australia Bank, Ltd.
10,000,000	1.250%, 3/8/2018[b]	9,987,073
3,500,000	1.700%, 4/18/2018[b]	3,487,266
15,000,000	1.735% (LIBOR 1M + 0.160%), 8/1/2018[b,e]	14,999,790
10,000,000	1.767% (LIBOR 1M + 0.200%), 10/29/2018[b,e]	9,998,380
	Nederlandse Waterschapsbank NV
10,000,000	1.530%, 2/16/2018[b]	9,993,404
25,000,000	1.570%, 2/26/2018[b]	24,972,483
25,000,000	1.505%, 2/27/2018[b]	24,971,350
20,000,000	1.770%, 5/2/2018[b]	19,913,449
	New York Life Global Funding
12,000,000	1.884% (LIBOR 3M + 0.180%), 7/6/2018[b,e]	12,006,833
	Nieuw Amsterdam Receivables Corporation
1,200,000	1.650%, 2/23/2018[b,d]	1,198,813
3,500,000	1.600%, 3/6/2018[b,d]	3,494,774
20,000,000	1.600%, 3/19/2018[b,d]	19,956,186
5,000,000	1.750%, 4/30/2018[b,d]	4,977,762
	Nordea Bank AB
1,920,000	1.720%, 4/17/2018[b]	1,913,430
	Old Line Funding, LLC
25,000,000	1.638% (LIBOR 1M + 0.080%), 3/19/2018[b,d,e]	24,998,126

Principal Amount	Financials (40.2%)[a]	Value
$25,000,000	1.650%, 3/29/2018[b,d]	$24,934,252
25,000,000	1.657% (LIBOR 1M + 0.100%), 4/5/2018[b,d,e]	24,998,252
20,000,000	1.850%, 6/20/2018[b,d]	19,855,178
	PNC Bank NA
5,545,000	1.600%, 6/1/2018	5,539,491
5,820,000	1.850%, 7/20/2018	5,820,632
25,000,000	1.915% (LIBOR 3M + 0.400%), 12/7/2018[e]	25,071,738
	Pricoa Short Term Funding, LLC
15,000,000	1.730%, 4/23/2018[b]	14,940,858
	Private Export Funding Corporation
19,000,000	1.677% (LIBOR 3M + 0.300%), 2/1/2018[b,e]	19,000,133
	Simon Property Group, LP
10,000,000	1.420%, 2/5/2018[b]	9,997,996
20,000,000	1.530%, 2/6/2018[b]	19,995,180
15,000,000	1.580%, 3/6/2018[b]	14,978,056
10,000,000	1.580%, 3/12/2018[b]	9,982,633
	Suncorp-Metway, Ltd.
25,000,000	1.400%, 2/5/2018[b]	24,994,514
22,000,000	1.770%, 2/14/2018[b]	21,986,097
10,000,000	1.520%, 3/21/2018[b]	9,976,426
4,500,000	1.720%, 3/27/2018[b]	4,488,024
8,500,000	1.722%, 4/10/2018[b]	8,471,147
20,000,000	1.775%, 4/18/2018[b]	19,923,428
	Svenska Handelsbanken NY
10,000,000	1.698% (LIBOR 1M + 0.130%), 3/1/2018[e]	10,001,860
15,000,000	1.716% (LIBOR 1M + 0.160%), 5/17/2018[e]	15,004,170
	Swedbank AB
10,000,000	1.420%, 2/8/2018	9,996,871
10,240,000	1.440%, 2/20/2018	10,231,922
10,000,000	1.750%, 3/12/2018[b]	9,994,800
15,400,000	1.720%, 4/17/2018	15,348,210
10,000,000	1.720%, 4/20/2018	9,964,494
10,000,000	1.730%, 4/23/2018	9,962,576
15,000,000	1.820%, 6/18/2018	14,895,580
	Thunder Bay Funding, LLC
25,000,000	1.648% (LIBOR 1M + 0.080%), 4/2/2018[b,d,e]	24,993,973
25,000,000	1.676% (LIBOR 1M + 0.120%), 4/18/2018[b,d,e]	24,996,796
25,000,000	1.740%, 4/23/2018[b,d]	24,900,290
	Toronto-Dominion Bank
15,000,000	1.688% (LIBOR 1M + 0.120%), 3/2/2018[e]	15,002,790
4,300,000	1.625%, 3/13/2018	4,299,957
10,000,000	1.767% (LIBOR 1M + 0.200%), 8/28/2018[b,e]	10,000,110
10,000,000	1.798% (LIBOR 1M + 0.230%), 11/30/2018[b,e]	9,998,800
10,000,000	1.804% (LIBOR 1M + 0.250%), 1/11/2019[b,e]	9,999,320
	Toronto-Dominion Bank NY
10,000,000	1.687% (LIBOR 1M + 0.130%), 2/5/2018[b,e]	10,000,380
10,000,000	1.904% (LIBOR 1M + 0.340%), 3/5/2018[e]	10,003,990
10,000,000	1.756% (LIBOR 1M + 0.200%), 8/17/2018[e]	10,000,630
	Travelers Companies, Inc.
14,975,000	5.800%, 5/15/2018	15,144,384

The accompanying Notes to Financial Statements are an integral part of this schedule.
12

SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Financials (40.2%)[a]	Value
	U.S. Bank NA
$25,000,000	1.701% (LIBOR 1M + 0.140%), 7/23/2018[e]	$24,998,950
	UnitedHealth Group, Inc.
15,000,000	1.690%, 2/14/2018[b]	14,989,932
3,250,000	1.690%, 3/5/2018[b]	3,244,646
10,000,000	1.700%, 3/15/2018[b]	9,978,261
	Victory Receivables Corporation
6,580,000	1.800%, 3/12/2018[b,d]	6,568,324
12,500,000	1.850%, 3/14/2018[b,d]	12,476,608
	Wachovia Corporation
23,328,000	5.750%, 2/1/2018	23,328,000
	Wells Fargo & Company
24,574,000	2.375% (LIBOR 3M + 0.630%), 4/23/2018[e]	24,608,625
	Wells Fargo Bank NA
15,000,000	1.757% (LIBOR 1M + 0.200%), 7/5/2018[e]	15,004,425
20,000,000	1.761% (LIBOR 1M + 0.200%), 8/1/2018[e]	20,001,500
	Westpac Banking Corporation
10,000,000	1.888% (LIBOR 1M + 0.320%), 3/2/2018[b,e]	10,003,530
10,000,000	1.790% (LIBOR 1M + 0.230%), 4/13/2018[b,e]	10,004,750
7,500,000	1.550%, 5/25/2018	7,493,049
10,000,000	1.751% (LIBOR 1M + 0.190%), 8/20/2018[b,e]	9,999,760
15,000,000	1.745% (LIBOR 1M + 0.190%), 9/6/2018[b,e]	14,999,100
15,000,000	1.744% (LIBOR 1M + 0.190%), 9/10/2018[b,e]	14,999,025
15,000,000	1.757% (LIBOR 1M + 0.190%), 9/27/2018[b,e]	14,998,530

	Total	1,879,728,687

Principal Amount	Foreign (7.6%)[a]	Value
	Caisse d’Amortissement de la Dette Sociale
15,000,000	1.680%, 4/10/2018[b]	14,952,620
15,000,000	1.790%, 5/2/2018[b]	14,933,229
25,000,000	1.920%, 7/18/2018[b]	24,780,667
	Caisse des Depots et Consignations
15,000,000	1.430%, 2/12/2018[b]	14,992,950
20,000,000	1.800%, 2/23/2018[b]	19,981,677
25,000,000	1.770%, 4/10/2018[b]	24,921,033
	Erste Abwicklungsanstalt
25,000,000	1.480%, 2/20/2018[b]	24,978,819
5,000,000	1.600%, 2/26/2018[b]	4,994,287
15,000,000	1.760%, 5/8/2018[b]	14,927,614
35,000,000	1.760%, 5/10/2018[b]	34,827,039
10,000,000	1.770%, 5/11/2018[b]	9,950,000
10,000,000	1.744% (LIBOR 1M + 0.190%), 10/12/2018[b,e]	10,000,110
	Kells Funding, LLC
10,000,000	1.420%, 2/5/2018[b,d]	9,997,993
10,000,000	1.440%, 2/7/2018[b,d]	9,997,181
25,000,000	1.400%, 2/28/2018[b,d]	24,969,550
2,000,000	1.650%, 3/26/2018[b,d]	1,995,008
25,000,000	1.710%, 4/11/2018[b,d]	24,917,021
5,500,000	1.720%, 4/11/2018[b,d]	5,481,744
	KFW
15,000,000	1.360%, 2/5/2018[b,d]	14,996,885

Principal Amount	Foreign (7.6%)[a]	Value
$10,000,000	1.500%, 2/14/2018[b,d]	$ 9,994,101
4,750,000	1.350%, 3/1/2018[b,d]	4,744,107
20,000,000	1.700%, 4/24/2018[b,d]	19,920,228
15,000,000	1.700%, 5/7/2018[b,d]	14,930,240

	Total	356,184,103

Principal Amount	Technology (6.9%)[a]	Value
	Apple, Inc.
15,000,000	1.550%, 3/13/2018[b]	14,974,068
10,000,000	1.590%, 4/9/2018[b]	9,970,363
20,329,000	1.635% (LIBOR 3M + 0.250%), 5/3/2018[e]	20,341,624
4,450,000	1.670%, 6/11/2018[b]	4,422,083
1,300,000	1.680%, 6/18/2018[b]	1,291,399
	Cisco Systems, Inc.
25,000,000	1.500%, 2/16/2018[b]	24,984,055
14,200,000	2.041% (LIBOR 3M + 0.600%), 2/21/2018[e]	14,203,550
35,000,000	1.514%, 2/22/2018[b]	34,968,708
10,250,000	1.600%, 3/6/2018[b]	10,235,411
25,000,000	1.540%, 3/8/2018[b]	24,962,250
30,968,000	1.899% (LIBOR 3M + 0.310%), 6/15/2018[e]	31,000,016
	IBM Credit, LLC
10,000,000	1.440%, 2/20/2018[b,d]	9,991,817
10,000,000	1.600%, 3/5/2018[b,d]	9,986,021
15,000,000	1.580%, 3/13/2018[b,d]	14,973,726
	International Business Machines Corporation
35,000,000	1.125%, 2/6/2018	34,996,500
27,400,000	1.581% (LIBOR 3M + 0.190%), 2/6/2018[e]	27,400,199
9,250,000	1.610%, 3/28/2018[b]	9,227,798
2,403,000	1.600%, 3/29/2018[b]	2,397,122
	Microsoft Corporation
25,000,000	1.310%, 2/1/2018[b]	24,999,055

	Total	325,325,765

Principal Amount	Transportation (1.0%)[a]	Value
	Canadian National Railway Company
12,000,000	1.450%, 2/6/2018[b,d]	11,997,108
5,000,000	1.590%, 2/15/2018[b,d]	4,996,917
19,000,000	1.570%, 3/16/2018[b,d]	18,963,471
9,870,000	5.550%, 5/15/2018[d]	9,972,040

	Total	45,929,536

Principal Amount	U.S. Government and Agencies (0.1%)[a]	Value
	Federal Farm Credit Bank
5,800,000	1.725% (LIBOR 1M + 0.170%), 3/8/2018[e]	5,802,154

	Total	5,802,154

Principal Amount	U.S. Municipals (2.0%)[a]	Value
	State of California
25,000,000	1.430%, 2/7/2018[d]	25,000,500
10,000,000	1.440%, 2/8/2018[d]	10,000,200
13,630,000	1.450%, 2/8/2018[d]	13,630,409
10,000,000	1.450%, 2/8/2018[d]	10,000,200
10,000,000	1.550%, 2/21/2018[d]	10,000,700
	State of Tennessee
26,663,000	1.450%, 2/7/2018[d]	26,663,000

	Total	95,295,009

The accompanying Notes to Financial Statements are an integral part of this schedule.
13

SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Utilities (7.6%)[a]	Value
	American Electric Power Company, Inc.
$15,000,000	1.820%, 2/9/2018[b]	$14,993,576
15,000,000	1.850%, 3/12/2018[b]	14,969,050
	Centerpoint Energy, Inc.
15,000,000	1.660%, 2/1/2018[b]	14,999,307
10,000,000	1.760%, 2/22/2018[b]	9,989,128
22,400,000	1.770%, 2/23/2018[b]	22,374,469
	DTE Electric Company
20,000,000	1.660%, 2/9/2018	19,991,460
16,000,000	1.660%, 2/20/2018	15,984,444
23,000,000	1.660%, 2/27/2018	22,969,330
	Duke Energy Corporation
2,625,000	1.600%, 2/1/2018[b]	2,624,879
15,000,000	1.740%, 2/12/2018[b]	14,991,345
25,000,000	1.750%, 2/21/2018[b]	24,974,129
20,000,000	1.700%, 2/23/2018[b]	19,977,204
7,000,000	1.750%, 3/6/2018[b]	6,987,869
	Florida Power & Light Company
15,000,000	1.800%, 3/2/2018	14,977,625
25,000,000	1.700%, 3/12/2018	24,949,639
5,000,000	1.710%, 3/14/2018	4,989,395
25,000,000	1.720%, 3/29/2018	24,926,652
10,000,000	1.800%, 4/27/2018	9,953,918
	Georgia Transmission Corporation
14,000,000	1.620%, 3/23/2018[b]	13,969,556
	National Rural Utilities Cooperative Finance Corporation
10,000,000	1.550%, 2/20/2018	9,991,667
13,400,000	1.590%, 2/21/2018	13,388,244
	PPL Capital Funding, Inc.
6,500,000	1.700%, 2/8/2018[b,d]	6,497,536
5,000,000	1.700%, 2/23/2018[b,d]	4,994,301
	Xcel Energy, Inc.
10,000,000	1.700%, 2/1/2018[b]	9,999,538
10,000,000	1.730%, 2/6/2018[b]	9,997,177

	Total	354,461,438

	Total Investments (cost $4,715,618,396) 101.0%	$4,715,319,693

	Other Assets and Liabilities, Net (1.0)%	(46,068,790)

	Total Net Assets 100.0%	$4,669,250,903

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $2,941,785,755 or 63.0% of total net assets.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	Denotes variable rate securities. The rate shown is as of January 31, 2018.

Definitions:
Auth.- Authority
Ser.- Series

Reference Rate Index:
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Financial Statements are an integral part of this schedule.
14

SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Short-Term Reserve Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	397,505,364	–	397,505,364	–
Basic Materials	76,905,597	–	76,905,597	–
Capital Goods	224,913,769	–	224,913,769	–
Communications Services	44,964,191	–	44,964,191	–
Consumer Cyclical	293,437,298	–	293,437,298	–
Consumer Non-Cyclical	301,799,019	–	301,799,019	–
Energy	313,067,763	–	313,067,763	–
Financials	1,879,728,687	–	1,879,728,687	–
Foreign	356,184,103	–	356,184,103	–
Technology	325,325,765	–	325,325,765	–
Transportation	45,929,536	–	45,929,536	–
U.S. Government and Agencies	5,802,154	–	5,802,154	–
U.S. Municipals	95,295,009	–	95,295,009	–
Utilities	354,461,438	–	354,461,438	–
Total Investments in Value	$4,715,319,693	$–	$4,715,319,693	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.
15

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2018

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

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Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 23, 2018	THRIVENT CORE FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 23, 2018	By:	/s/ David S. Royal
David S. Royal
President

Date: March 23, 2018	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer